Earnings Per Share	9 Months Ended
Sep. 30, 2014
Earnings Per Share
Earnings Per Share

9. Earnings Per Share

        We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period and we consider any participating securities for purposes of applying the two-class method. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all potentially dilutive securities were converted into common shares at the earliest date possible. As described in Note 1, the common shares and units outstanding at the separation date are reflected as outstanding for all periods prior to the separation. The following table sets forth the computation of our basic and diluted earnings per share:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Net income attributable to common stockholders—basic and diluted	$32,201	$32,234	$136,394	$112,714

Weighted average shares outstanding—basic and diluted	155,162,597	155,162,597	155,162,597	155,162,597

Earnings per common share, basic and diluted
Net income attributable to common stockholders	$0.21	$0.21	$0.88	$0.73

        For the three and nine months ended September 30, 2014 and 2013, potentially dilutive securities include units that are exchangeable for common stock and LTIP units granted under the Plan that are convertible into units and exchangeable for common stock. No securities had a material dilutive effect for the three and nine months ended September 30, 2014 and 2013. We accrue dividends when they are declared.